Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 8,624	$ 6,915	$ 5,989	$ 21,870	$ 18,467